UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	VANGUARD BOND INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004
Vanguard Short-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
U.S GOVERNMENT AND AGENCY OBLIGATIONS (66.0%)

U.S. Government Securities (42.7%)
U.S. Treasury Bond	13.25%	5/15/2014	$35,000	$49,744
U.S. Treasury Note	6.50%	8/15/2005	23,100	23,959
U.S. Treasury Note	1.625%	10/31/2005	3,775	3,751
U.S. Treasury Note	5.75%	11/15/2005	61,825	64,211
U.S. Treasury Note	5.875%	11/15/2005	26,425	27,482
U.S. Treasury Note	1.875%	12/31/2005	132,250	131,568
U.S. Treasury Note	1.875%	1/31/2006	37,225	36,992
U.S. Treasury Note	1.625%	2/28/2006	137,550	136,132
U.S. Treasury Note	2.25%	4/30/2006	700	698
U.S. Treasury Note	6.875%	5/15/2006	102,925	110,146
U.S. Treasury Note	2.50%	5/31/2006	136,000	136,042
U.S. Treasury Note	2.75%	6/30/2006	142,550	143,129
U.S. Treasury Note	7.00%	7/15/2006	214,335	230,980
U.S. Treasury Note	6.50%	10/15/2006	121,410	130,687
U.S. Treasury Note	3.125%	5/15/2007	8,650	8,722
U.S. Treasury Note	4.375%	5/15/2007	9,725	10,111
U.S. Treasury Note	6.625%	5/15/2007	116,825	128,088
U.S. Treasury Note	6.125%	8/15/2007	103,575	112,865
U.S. Treasury Note	5.50%	2/15/2008	4,000	4,320
U.S. Treasury Note	5.625%	5/15/2008	110,325	120,030
U.S. Treasury Note	3.125%	9/15/2008	64,700	64,660
U.S. Treasury Note	3.125%	10/15/2008	69,325	69,217
U.S. Treasury Note	4.75%	11/15/2008	13,200	13,996
U.S. Treasury Note	3.375%	12/15/2008	26,325	26,490
U.S. Treasury Note	3.25%	1/15/2009	101,875	101,907
U.S. Treasury Note	2.625%	3/15/2009	14,500	14,113
U.S. Treasury Note	3.125%	4/15/2009	325	323
U.S. Treasury Note	3.875%	5/15/2009	53,600	54,890
U.S. Treasury Note	4.00%	6/15/2009	2,500	2,572
U.S. Treasury Note	3.625%	7/15/2009	20,000	20,238
U.S. Treasury Note	3.50%	8/15/2009	20,000	20,112
U.S. Treasury Note	6.00%	8/15/2009	114,325	127,812
U.S. Treasury Note	6.50%	2/15/2010	80,475	92,320

				2,218,307

Agency Bonds and Notes (23.3%)
Federal Farm Credit Bank*	2.50%	11/15/2005	10,000	10,007
Federal Farm Credit Bank*	2.50%	3/15/2006	10,000	9,983
Federal Farm Credit Bank*	3.25%	6/15/2007	7,525	7,556
Federal Home Loan Bank*	2.50%	12/15/2005	6,000	6,003
Federal Home Loan Bank*	5.125%	3/6/2006	50,575	52,339
Federal Home Loan Bank*	2.50%	3/15/2006	42,500	42,426
Federal Home Loan Bank*	2.25%	5/15/2006	12,500	12,416
Federal Home Loan Bank*	1.875%	6/15/2006	17,500	17,251
Federal Home Loan Bank*	2.875%	8/15/2006	24,500	24,522
Federal Home Loan Bank*	2.875%	9/15/2006	49,000	49,038
Federal Home Loan Bank*	2.625%	10/16/2006	17,500	17,438
Federal Home Loan Bank*	3.375%	9/14/2007	20,000	20,121
Federal Home Loan Bank*	3.375%	2/15/2008	7,500	7,510
Federal Home Loan Bank*	2.75%	3/14/2008	17,500	17,148
Federal Home Loan Bank*	2.625%	7/15/2008	16,000	15,539
Federal Home Loan Bank*	5.80%	9/2/2008	6,000	6,503
Federal Home Loan Bank*	3.625%	11/14/2008	30,000	30,068
Federal Home Loan Mortgage Corp.*	2.875%	9/15/2005	20,000	20,087
Federal Home Loan Mortgage Corp.*	5.25%	1/15/2006	46,000	47,585
Federal Home Loan Mortgage Corp.*	1.875%	2/15/2006	18,000	17,832
Federal Home Loan Mortgage Corp.*	2.375%	4/15/2006	10,000	9,965
Federal Home Loan Mortgage Corp.*	5.50%	7/15/2006	46,800	48,993
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	30,000	29,975
Federal Home Loan Mortgage Corp.*	2.375%	2/15/2007	10,000	9,865
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007	26,000	27,143
Federal Home Loan Mortgage Corp.*	3.50%	9/15/2007	23,000	23,198
Federal Home Loan Mortgage Corp.*	5.75%	4/15/2008	25,500	27,507
Federal Home Loan Mortgage Corp.*	3.625%	9/15/2008	25,000	25,122
Federal Home Loan Mortgage Corp.*	5.125%	10/15/2008	32,500	34,442
Federal Home Loan Mortgage Corp.*	5.75%	3/15/2009	32,500	35,248
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	5,000	5,634
Federal National Mortgage Assn.*	1.875%	9/15/2005	5,000	4,975
Federal National Mortgage Assn.*	6.00%	12/15/2005	9,000	9,377
Federal National Mortgage Assn.*	5.50%	2/15/2006	37,000	38,450
Federal National Mortgage Assn.*	5.50%	5/2/2006	3,000	3,123
Federal National Mortgage Assn.*	2.25%	5/15/2006	9,000	8,940
Federal National Mortgage Assn.*	2.50%	6/15/2006	7,500	7,469
Federal National Mortgage Assn.*	5.25%	6/15/2006	20,000	20,809
Federal National Mortgage Assn.*	3.125%	7/15/2006	30,000	30,172
Federal National Mortgage Assn.*	4.375%	10/15/2006	17,800	18,343
Federal National Mortgage Assn.*	2.625%	11/15/2006	40,000	39,780
Federal National Mortgage Assn.*	4.75%	1/2/2007	4,000	4,137
Federal National Mortgage Assn.*	5.00%	1/15/2007	26,125	27,293
Federal National Mortgage Assn.*	7.125%	3/15/2007	25,150	27,586
Federal National Mortgage Assn.*	5.25%	4/15/2007	25,000	26,332
Federal National Mortgage Assn.*	4.25%	7/15/2007	15,000	15,440
Federal National Mortgage Assn.*	3.00%	8/15/2007	15,000	14,930
Federal National Mortgage Assn.*	6.625%	10/15/2007	32,500	35,677
Federal National Mortgage Assn.*	3.25%	1/15/2008	5,000	4,992
Federal National Mortgage Assn.*	5.75%	2/15/2008	36,500	39,292
Federal National Mortgage Assn.*	6.00%	5/15/2008	33,075	35,967
Federal National Mortgage Assn.*	5.25%	1/15/2009	23,500	25,003
Federal National Mortgage Assn.*	3.25%	2/15/2009	17,500	17,216
Federal National Mortgage Assn.*	6.375%	6/15/2009	28,500	31,705
Federal National Mortgage Assn.*	6.625%	9/15/2009	5,000	5,634
Tennessee Valley Auth.*	5.375%	11/13/2008	11,003	11,759

				1,212,865

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,430,733)				3,431,172

CORPORATE BONDS (25.1%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1	6.31%	9/25/2006 (1)	667	693
Centex Home Equity	4.64%	11/25/2005 (1)	56	56
Countrywide Home Loans	4.545%	9/19/2032 (1)	226	226
Countrywide Home Loans	4.124%	5/25/2033 (1)	1,586	1,586
Ford Credit Auto Owner Trust	3.62%	1/15/2006 (1)	212	212
M&I Auto Loan Trust	3.04%	10/20/2008 (1)	1,000	1,002
PECO Energy Transition Trust	5.80%	3/1/2007 (1)	906	919
PP&L Transition Bond Co. LLC	6.96%	9/24/2005 (1)	1,000	1,038
Salomon Brothers Mortgage Securities VII	4.135%	9/25/2033 (1)	6,508	6,458
USAA Auto Owner Trust	2.93%	7/16/2007 (1)	400	400
Washington Mutual Mortgage Pass-Through Certificates	5.493%	4/26/2032 (1)	513	519

				13,109

Finance (12.0%)
Banking (5.0%)
Abbey National PLC	6.69%	10/17/2005	2,000	2,082
ABN AMRO Bank NV	7.55%	6/28/2006	1,010	1,086
ABN AMRO Bank NV	7.125%	6/18/2007	4,000	4,366
Associates Corp. of North America	6.25%	11/1/2008	3,000	3,286
Bank of America Corp.	7.125%	9/15/2006	5,000	5,379
Bank of America Corp.	5.25%	2/1/2007	2,000	2,103
Bank of America Corp.	3.375%	2/17/2009	4,000	3,938
Bank of New York Co., Inc.	3.75%	2/15/2008	3,250	3,279
Bank One Corp.	7.60%	5/1/2007	2,000	2,227
Bank One Corp.	4.125%	9/1/2007	4,500	4,620
Bank One Corp.	2.625%	6/30/2008	1,150	1,109
Bank One Corp.	6.00%	8/1/2008	1,500	1,622
Bank One Corp.	6.00%	2/17/2009	5,000	5,411
Bank One NA (IL)	5.50%	3/26/2007	2,500	2,655
Bank One NA (IL)	3.70%	1/15/2008	1,000	1,015
BankAmerica Corp.	6.625%	8/1/2007	4,210	4,597
BankAmerica Corp.	5.875%	2/15/2009	3,500	3,795
BankBoston NA	6.375%	3/25/2008	2,500	2,732
BBVA-Bancomer Capital Trust I	10.50%	2/16/2011 (2)	1,025	1,122
BCH Cayman Islands Ltd.	6.50%	2/15/2006	2,500	2,624
Citicorp	6.375%	11/15/2008	2,000	2,196
Citigroup, Inc.	6.75%	12/1/2005	3,000	3,148
Citigroup, Inc.	5.75%	5/10/2006	6,500	6,796
Citigroup, Inc.	5.50%	8/9/2006	3,500	3,657
Citigroup, Inc.	5.00%	3/6/2007	2,500	2,623
Citigroup, Inc.	3.50%	2/1/2008	6,500	6,521
Citigroup, Inc.	3.625%	2/9/2009	2,500	2,490
Citigroup, Inc.	4.25%	7/29/2009	4,925	5,008
Depfa Bank	3.625%	10/29/2008	2,000	2,006
Deutsche Bank Financial, Inc.	6.70%	12/13/2006	675	728
Deutsche Bank Financial,Inc	7.50%	4/25/2009	1,500	1,719
Fifth Third Bank	3.375%	8/15/2008	3,100	3,085
Fleet Boston Financial Corp.	4.875%	12/1/2006	5,025	5,252
Fleet Boston Financial Corp.	3.85%	2/15/2008	3,700	3,744
Golden West Financial Corp.	4.125%	8/15/2007	3,250	3,343
HSBC Bank PLC	7.625%	6/15/2006	2,000	2,155
HSBC Bank USA	3.875%	9/15/2009	2,000	1,997
HSBC Holdings PLC	7.50%	7/15/2009	1,500	1,723
HSBC USA, Inc.	7.00%	11/1/2006	2,500	2,693
J.P. Morgan Chase & Co.	5.625%	8/15/2006	1,900	1,986
J.P. Morgan Chase & Co.	5.35%	3/1/2007	1,642	1,737
J.P. Morgan Chase & Co.	5.25%	5/30/2007	8,575	9,069
J.P. Morgan Chase & Co.	4.00%	2/1/2008	3,500	3,554
J.P. Morgan Chase & Co.	3.625%	5/1/2008	2,000	2,002
J.P. Morgan Chase & Co.	3.50%	3/15/2009	2,500	2,468
J.P. Morgan Chase & Co.	3.80%	10/2/2009	6,150	6,099
Key Bank NA	5.00%	7/17/2007	1,000	1,047
KeyCorp	4.70%	5/21/2009	2,000	2,052
Marshall & Ilsley Bank	4.125%	9/4/2007	2,500	2,580
Marshall &Ilsley Corp.	4.375%	8/1/2009	1,350	1,377
Mellon Bank NA	6.50%	8/1/2005	3,000	3,092
Mellon Financial Co.	6.70%	3/1/2008	1,000	1,102
National City Bank	4.15%	8/1/2009	2,000	2,021
National City Bank of Indiana	4.875%	7/20/2007	2,200	2,310
National City Corp.	3.20%	4/1/2008	500	494
NationsBank Corp.	7.50%	9/15/2006	1,000	1,085
NationsBank Corp.	6.375%	2/15/2008	3,300	3,591
PNC Funding Corp.	5.75%	8/1/2006	4,800	5,031
Popular North America, Inc.	6.125%	10/15/2006	3,000	3,146
Popular North America, Inc.	4.25%	4/1/2008	2,000	2,050
Sanwa Bank Ltd.	8.35%	7/15/2009	3,000	3,525
Societe Generale - NY	7.40%	6/1/2006	2,000	2,149
Sumitomo Bank International Finance NV	8.50%	6/15/2009	2,500	2,956
SunTrust Banks, Inc.	7.375%	7/1/2006	3,000	3,251
SunTrust Banks, Inc.	7.25%	9/15/2006	1,000	1,088
Synovus Financial Corp.	7.25%	12/15/2005	1,700	1,798
The Chase Manhattan Corp.	7.125%	2/1/2007	2,150	2,346
The Chase Manhattan Corp.	6.375%	4/1/2008	1,950	2,126
Union Planters Bank NA	5.125%	6/15/2007	1,430	1,506
US Bancorp	5.10%	7/15/2007	4,000	4,218
US Bancorp	3.95%	8/23/2007	3,000	3,076
US Bancorp	3.125%	3/15/2008	3,000	2,973
US Bank NA	2.85%	11/15/2006	3,000	2,985
US Bank NA	3.70%	8/1/2007	1,775	1,804
Wachovia Corp.	4.95%	11/1/2006	10,500	10,909
Wachovia Corp.	3.50%	8/15/2008	2,000	1,993
Wachovia Corp.	3.625%	2/17/2009	3,500	3,478
Washington Mutual Finance Corp.	6.25%	5/15/2006	8,775	9,259
Washington Mutual, Inc.	4.00%	1/15/2009	1,500	1,503
Wells Fargo & Co.	6.875%	4/1/2006	1,100	1,165
Wells Fargo & Co.	5.90%	5/21/2006	1,900	1,994
Wells Fargo & Co.	5.125%	2/15/2007	3,550	3,739
Wells Fargo & Co.	5.25%	12/1/2007	2,000	2,125
Wells Fargo & Co.	3.50%	4/4/2008	6,500	6,523
Wells Fargo & Co.	3.125%	4/1/2009	3,000	2,925
Brokerage (2.5%)
Bear Stearns Co., Inc.	5.70%	1/15/2007	775	819
Bear Stearns Co., Inc.	7.00%	3/1/2007	5,300	5,744
Bear Stearns Co., Inc.	7.80%	8/15/2007	1,800	2,013
Bear Stearns Co., Inc.	4.00%	1/31/2008	3,000	3,036
Bear Stearns Co., Inc.	2.875%	7/2/2008	4,500	4,369
Credit Suisse First Boston USA, Inc.	5.75%	4/15/2007	5,075	5,379
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	4,500	4,662
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	3,000	2,999
Credit Suisse First Boston USA, Inc.	4.70%	6/1/2009	5,500	5,659
Goldman Sachs Group, Inc.	4.125%	1/15/2008	3,000	3,055
Goldman Sachs Group, Inc.	3.875%	1/15/2009	3,175	3,181
Goldman Sachs Group, Inc.	6.65%	5/15/2009	5,300	5,880
Lehman Brothers Holdings, Inc.	6.625%	2/5/2006	5,260	5,528
Lehman Brothers Holdings, Inc.	6.25%	5/15/2006	3,000	3,153
Lehman Brothers Holdings, Inc.	7.375%	1/15/2007	2,500	2,728
Lehman Brothers Holdings, Inc.	4.00%	1/22/2008	2,500	2,537
Lehman Brothers Holdings, Inc.	7.00%	2/1/2008	2,500	2,763
Lehman Brothers Holdings, Inc.	3.50%	8/7/2008	3,000	2,973
Lehman Brothers Holdings, Inc.	3.60%	3/13/2009	2,200	2,175
Merrill Lynch & Co., Inc.	6.15%	1/26/2006	1,500	1,565
Merrill Lynch & Co., Inc.	7.00%	1/15/2007	1,042	1,128
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	3,000	2,989
Merrill Lynch & Co., Inc.	4.00%	11/15/2007	10,350	10,509
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	1,150	1,153
Merrill Lynch & Co., Inc.	6.00%	2/17/2009	5,500	5,959
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	2,500	2,515
Morgan Stanley Dean Witter	6.875%	3/1/2007	2,250	2,428
Morgan Stanley Dean Witter	5.80%	4/1/2007	12,625	13,407
Morgan Stanley Dean Witter	3.625%	4/1/2008	2,200	2,199
Morgan Stanley Dean Witter	3.875%	1/15/2009	5,525	5,527
Salomon Smith Barney Holdings Inc.	5.875%	3/15/2006	6,000	6,266
Salomon Smith Barney Holdings Inc.	6.50%	2/15/2008	6,300	6,908
Finance Companies (3.5%)
American Express Centurion Bank	4.375%	7/30/2009	1,625	1,657
American Express Co.	5.50%	9/12/2006	1,500	1,569
American Express Co.	3.75%	11/20/2007	2,250	2,275
American Express Co.	4.75%	6/17/2009	1,525	1,577
American Express Credit Corp.	3.00%	5/16/2008	3,000	2,952
American General Finance Corp.	5.875%	7/14/2006	1,000	1,048
American General Finance Corp.	3.00%	11/15/2006	2,900	2,891
American General Finance Corp.	5.75%	3/15/2007	4,200	4,443
American General Finance Corp.	3.875%	10/1/2009	2,550	2,528
Capital One Bank	6.875%	2/1/2006	3,000	3,156
Capital One Bank	4.875%	5/15/2008	1,750	1,811
Capital One Bank	4.25%	12/1/2008	2,500	2,535
CIT Group, Inc.	6.50%	2/7/2006	5,300	5,557
CIT Group, Inc.	4.125%	2/21/2006	1,500	1,527
CIT Group, Inc.	2.875%	9/29/2006	3,000	2,978
CIT Group, Inc.	7.375%	4/2/2007	1,000	1,097
CIT Group, Inc.	5.75%	9/25/2007	2,500	2,658
CIT Group, Inc.	4.00%	5/8/2008	1,000	1,009
Countrywide Home Loan	5.50%	2/1/2007	2,000	2,099
Countrywide Home Loan	2.875%	2/15/2007	2,000	1,982
Countrywide Home Loan	5.625%	5/15/2007	6,000	6,327
Countrywide Home Loan	3.25%	5/21/2008	4,500	4,421
Countrywide Home Loan	6.25%	4/15/2009	3,500	3,810
Countrywide Home Loan	4.125%	9/15/2009	1,925	1,921
General Electric Capital Corp.	6.80%	11/1/2005	9,970	10,409
General Electric Capital Corp.	2.75%	9/25/2006	2,000	1,992
General Electric Capital Corp.	2.80%	1/15/2007	2,750	2,734
General Electric Capital Corp.	5.00%	2/15/2007	3,500	3,653
General Electric Capital Corp.	5.375%	3/15/2007	5,900	6,210
General Electric Capital Corp.	8.75%	5/21/2007	2,500	2,841
General Electric Capital Corp.	5.00%	6/15/2007	6,750	7,057
General Electric Capital Corp.	4.25%	1/15/2008	5,750	5,900
General Electric Capital Corp.	3.50%	5/1/2008	2,500	2,501
General Electric Capital Corp.	3.25%	6/15/2009	7,500	7,319
General Electric Capital Corp.	4.625%	9/15/2009	2,500	2,588
Household Finance Corp.	6.50%	1/24/2006	6,000	6,290
Household Finance Corp.	7.20%	7/15/2006	1,250	1,340
Household Finance Corp.	5.75%	1/30/2007	11,025	11,653
Household Finance Corp.	7.875%	3/1/2007	2,000	2,213
Household Finance Corp.	4.625%	1/15/2008	1,500	1,549
Household Finance Corp.	6.40%	6/17/2008	3,600	3,930
Household Finance Corp.	4.125%	12/15/2008	3,400	3,434
Household Finance Corp.	5.875%	2/1/2009	2,000	2,152
Household Finance Corp.	4.75%	5/15/2009	1,500	1,548
International Lease Finance Corp.	4.00%	1/17/2006	5,000	5,075
International Lease Finance Corp.	3.125%	5/3/2007	1,050	1,043
International Lease Finance Corp.	5.625%	6/1/2007	2,625	2,773
International Lease Finance Corp.	4.50%	5/1/2008	3,000	3,080
International Lease Finance Corp.	6.375%	3/15/2009	2,500	2,731
MBNA America Bank NA	7.75%	9/15/2005 (2)	2,250	2,351
MBNA America Bank NA	5.375%	1/15/2008	2,500	2,631
MBNA America Bank NA	4.625%	8/3/2009	1,000	1,020
SLM Corp.	3.625%	3/17/2008	3,000	3,000
SLM Corp.	4.00%	1/15/2009	1,500	1,504
USA Education, Inc.	5.625%	4/10/2007	5,775	6,075
Insurance (0.6%)
ACE Ltd.	6.00%	4/1/2007	2,900	3,075
Allstate Corp.	5.375%	12/1/2006	4,500	4,709
American International Group, Inc.	2.85%	12/1/2005	3,000	3,011
American International Group, Inc.	2.875%	5/15/2008 (3)	1,000	979
Equitable Cos., Inc.	6.50%	4/1/2008	2,000	2,178
Genworth Financial, Inc.	4.75%	6/15/2009	1,625	1,675
Hartford Financial Services Group, Inc.	4.70%	9/1/2007	1,800	1,860
Marsh & McLennan Cos., Inc.	3.625%	2/15/2008	3,000	3,002
MetLife, Inc.	5.25%	12/1/2006	2,000	2,089
Monumental Global Funding II	6.05%	1/19/2006 (2)	2,000	2,086
Nationwide Life Global Funding	5.35%	2/15/2007 (2)	1,000	1,049
Principal Life Inc. Funding	3.20%	4/1/2009	1,500	1,460
Protective Life Secured Trust	3.70%	11/24/2008	1,275	1,269
Prudential Financial, Inc.	3.75%	5/1/2008	1,000	1,002
Travelers Property Casualty Corp.	3.75%	3/15/2008	2,525	2,525
Real Estate Investment Trusts (0.3%)
Archstone-Smith Trust	3.00%	6/15/2008	2,000	1,949
EOP Operating LP	8.375%	3/15/2006	2,300	2,472
EOP Operating LP	7.75%	11/15/2007	2,300	2,563
Rouse Co.	3.625%	3/15/2009	1,000	936
Simon Property Group Inc.	6.375%	11/15/2007	3,000	3,224
Simon Property Group Inc.	3.75%	1/30/2009	2,300	2,254
Vornado Realty	5.625%	6/15/2007	1,500	1,573
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.40%	7/2/2007 (2)	275	276
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,000	2,973

				623,058

Industrial (11.4%)
Basic Industry (0.6%)
Alcoa, Inc.	4.25%	8/15/2007	2,000	2,051
Chevron Philips Chemical Co.	5.375%	6/15/2007	2,500	2,616
Dow Chemical Co.	5.00%	11/15/2007	1,500	1,564
E.I. du Pont de Nemours & Co.	6.75%	9/1/2007	1,575	1,727
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	2,000	2,270
ICI Wilmington	4.375%	12/1/2008	2,200	2,204
International Paper Co.	4.25%	1/15/2009	1,000	1,005
Monsanto Co.	4.00%	5/15/2008	2,000	2,012
Praxair, Inc.	2.75%	6/15/2008	3,000	2,911
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	2,000	1,916
Rohm & Haas Co.	7.40%	7/15/2009	1,500	1,723
Vale Overseas Ltd.	8.625%	3/8/2007	1,350	1,485
Weyerhaeuser Co.	6.125%	3/15/2007	2,500	2,664
Weyerhaeuser Co.	5.95%	11/1/2008	2,500	2,691
Capital Goods (1.1%)
Boeing Capital Corp.	5.75%	2/15/2007	4,500	4,767
Caterpillar Financial Services Corp.	5.95%	5/1/2006	5,000	5,241
Caterpillar Financial Services Corp.	2.70%	7/15/2008	1,500	1,455
General Dynamics Corp.	2.125%	5/15/2006	1,025	1,015
General Dynamics Corp.	3.00%	5/15/2008	1,025	1,006
Goodrich Corp.	6.45%	12/15/2007	3,000	3,248
Honeywell International, Inc.	5.125%	11/1/2006	3,000	3,118
John Deere Capital Corp.	4.50%	8/22/2007	2,000	2,066
John Deere Capital Corp.	3.90%	1/15/2008	3,000	3,040
Lockheed Martin Corp.	7.70%	6/15/2008	1,800	2,049
Masco Corp.	6.75%	3/15/2006	3,000	3,165
McDonnell Douglas Corp.	6.875%	11/1/2006	1,500	1,607
Northrop Grumman Corp.	7.00%	3/1/2006	2,157	2,276
Raytheon Co.	6.75%	8/15/2007	4,000	4,356
Raytheon Co.	4.50%	11/15/2007	2,000	2,058
Republic Services, Inc.	7.125%	5/15/2009	1,500	1,691
Textron Financial Corp.	5.875%	6/1/2007	3,300	3,509
Tyco International Group SA	6.375%	2/15/2006	2,000	2,091
Tyco International Group SA	5.80%	8/1/2006	3,150	3,293
United Technologies Corp.	4.875%	11/1/2006	3,000	3,113
USA Waste Services, Inc.	7.125%	10/1/2007	2,000	2,204
Waste Management, Inc.	6.50%	11/15/2008	1,025	1,127
Waste Management, Inc.	6.875%	5/15/2009	1,000	1,115
Communication (2.2%)
America Movil SA de C.V	4.125%	3/1/2009 (2)	1,550	1,513
Ameritech Capital Funding	6.15%	1/15/2008	3,000	3,226
AT&T Wireless Services, Inc.	7.35%	3/1/2006	750	797
AT&T Wireless Services, Inc.	7.50%	5/1/2007	4,200	4,626
BellSouth Corp.	5.00%	10/15/2006	3,150	3,270
BellSouth Corp.	4.20%	9/15/2009	3,450	3,469
British Sky Broadcasting Corp.	7.30%	10/15/2006	1,815	1,955
British Sky Broadcasting Corp.	8.20%	7/15/2009	2,750	3,199
British Telecommunications PLC	7.875%	12/15/2005 (3)	6,250	6,617
Clear Channel Communications, Inc.	6.00%	11/1/2006	2,000	2,100
Clear Channel Communications, Inc.	4.625%	1/15/2008	1,500	1,525
Clear Channel Communications, Inc.	4.25%	5/15/2009	2,000	1,981
Comcast Cable Communications, Inc.	6.375%	1/30/2006	7,050	7,368
Comcast Cable Communications, Inc.	8.375%	5/1/2007	150	167
Comcast Cable Communications, Inc.	6.875%	6/15/2009	3,300	3,666
Cox Communications Inc.	7.875%	8/15/2009	1,500	1,684
Cox Communications, Inc.	3.875%	10/1/2008	1,000	973
Deutsche Telekom International Finance	3.875%	7/22/2008	2,075	2,083
France Telecom	7.95%	3/1/2006 (3)	4,600	4,905
Gannett Co., Inc.	5.50%	4/1/2007	1,500	1,583
Gannett Co., Inc.	6.375%	4/1/2012	200	223
GTE South, Inc.	6.125%	6/15/2007	300	321
Lenfest Communications, Inc.	8.375%	11/1/2005	1,550	1,640
News America, Inc.	6.625%	1/9/2008	1,500	1,641
R.R. Donnelley & Sons Co.	3.75%	4/1/2009	1,350	1,329
SBC Communications, Inc.	5.75%	5/2/2006	3,000	3,131
Sprint Capital Corp.	6.00%	1/15/2007	2,350	2,484
Sprint Capital Corp.	6.125%	11/15/2008	4,500	4,860
Sprint Capital Corp.	6.375%	5/1/2009	3,000	3,285
Telecom Italia Capital	4.00%	11/15/2008 (2)	3,000	3,014
Telecomunicaciones de Puerto Rico	6.65%	5/15/2006	2,400	2,522
Telefonica Europe BV	7.35%	9/15/2005	1,000	1,045
Telefonos de Mexico SA	8.25%	1/26/2006	2,750	2,949
Telefonos de Mexico SA	4.50%	11/19/2008	1,600	1,599
Telus Corp.	7.50%	6/1/2007	3,000	3,276
Thomson Corp.	5.75%	2/1/2008	250	264
Time Warner Entertainment	7.25%	9/1/2008	1,000	1,111
Univision Communications, Inc.	2.875%	10/15/2006	1,000	994
Verizon Global Funding Corp.	6.75%	12/1/2005	7,500	7,850
Verizon Global Funding Corp.	6.125%	6/15/2007	5,000	5,355
Verizon Global Funding Corp.	4.00%	1/15/2008	1,400	1,419
Verizon Wireless Capital	5.375%	12/15/2006	4,950	5,190
Vodafone Group PLC	3.95%	1/30/2008	1,000	1,016
Consumer Cyclical (3.6%)
Cendant Corp.	6.875%	8/15/2006	2,350	2,506
Cendant Corp.	6.25%	1/15/2008	2,225	2,402
Centex Corp.	4.75%	1/15/2008	1,000	1,035
Costco Wholesale Corp.	5.50%	3/15/2007	1,250	1,320
CVS Corp.	4.00%	9/15/2009 (2)	2,750	2,749
DaimlerChrysler North America Holding Corp.	7.25%	1/18/2006	1,800	1,900
DaimlerChrysler North America Holding Corp.	6.40%	5/15/2006	4,775	5,031
DaimlerChrysler North America Holding Corp.	4.75%	1/15/2008	5,700	5,866
DaimlerChrysler North America Holding Corp.	4.05%	6/4/2008	5,000	5,028
DaimlerChrysler North America Holding Corp.	7.20%	9/1/2009	4,000	4,496
Delphi Corp.	6.55%	6/15/2006	1,000	1,049
Federated Department Stores, Inc.	6.625%	9/1/2008	1,000	1,098
Ford Motor Co.	7.25%	10/1/2008	1,000	1,092
Ford Motor Credit Co.	6.875%	2/1/2006	7,400	7,745
Ford Motor Credit Co.	6.50%	1/25/2007	17,550	18,597
Ford Motor Credit Co.	7.75%	2/15/2007	2,850	3,095
Ford Motor Credit Co.	5.625%	10/1/2008	2,750	2,848
Ford Motor Credit Co.	5.80%	1/12/2009	4,000	4,136
Ford Motor Credit Co.	7.375%	10/28/2009	3,000	3,285
General Motors Acceptance Corp.	6.75%	1/15/2006	9,850	10,279
General Motors Acceptance Corp.	4.50%	7/15/2006	4,500	4,573
General Motors Acceptance Corp.	6.125%	9/15/2006	6,500	6,796
General Motors Acceptance Corp.	6.125%	2/1/2007	4,000	4,201
General Motors Acceptance Corp.	6.15%	4/5/2007	1,500	1,575
General Motors Acceptance Corp.	6.125%	8/28/2007	5,250	5,522
General Motors Acceptance Corp.	5.125%	5/9/2008	1,000	1,022
General Motors Acceptance Corp.	5.625%	5/15/2009	3,675	3,740
General Motors Corp.	7.10%	3/15/2006	1,000	1,053
General Motors Corp.	6.375%	5/1/2008	1,000	1,061
Harrah's Operating Co., Inc.	7.125%	6/1/2007	400	432
Harrah's Operating Co., Inc.	7.50%	1/15/2009	2,000	2,227
Home Depot Inc.	3.75%	9/15/2009 (2)	2,875	2,864
Lear Corp.	8.11%	5/15/2009	1,400	1,616
Liberty Media Corp.	3.50%	9/25/2006	4,000	3,988
Liberty Media Corp.	7.875%	7/15/2009	1,600	1,784
Lowe's Cos., Inc.	7.50%	12/15/2005	1,825	1,930
May Department Stores Co.	3.95%	7/15/2007 (2)	1,500	1,513
Pulte Homes, Inc.	4.875%	7/15/2009	1,450	1,485
Target Corp.	3.375%	3/1/2008	6,000	5,980
Target Corp.	5.40%	10/1/2008	1,500	1,595
The Walt Disney Co.	6.75%	3/30/2006	3,000	3,161
The Walt Disney Co.	5.375%	6/1/2007	4,200	4,398
Time Warner, Inc.	6.125%	4/15/2006	1,000	1,045
Time Warner, Inc.	6.15%	5/1/2007	4,325	4,611
Time Warner, Inc.	8.18%	8/15/2007	2,000	2,238
Toyota Motor Credit Corp.	2.875%	8/1/2008	2,500	2,460
Toyota Motor Credit Corp.	5.50%	12/15/2008	2,500	2,695
Viacom International Inc.	6.40%	1/30/2006	2,800	2,932
Viacom International Inc.	5.625%	5/1/2007	1,000	1,058
Wal-Mart Stores, Inc.	5.45%	8/1/2006	4,400	4,597
Wal-Mart Stores, Inc.	4.375%	7/12/2007	3,400	3,508
Wal-Mart Stores, Inc.	6.875%	8/10/2009	8,500	9,653
Wal-Mart Stores, Inc. Canada	5.58%	5/1/2006 (2)	2,400	2,501
Consumer Noncyclical (2.0%)
Abbott Laboratories	5.625%	7/1/2006	4,200	4,397
Abbott Laboratories	3.50%	2/17/2009	2,000	1,984
Altria Group, Inc.	5.625%	11/4/2008	1,000	1,021
Baxter International, Inc.	5.25%	5/1/2007	2,000	2,081
Bristol-Myers Squibb Co.	4.75%	10/1/2006	5,750	5,936
Bristol-Myers Squibb Co.	4.00%	8/15/2008	1,000	1,012
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	850	851
Campbell Soup Co.	5.50%	3/15/2007	2,000	2,107
CIGNA Corp.	7.40%	5/15/2007	1,000	1,093
Coca Cola Enterprises Inc.	5.75%	11/1/2008	1,350	1,457
Coca Cola Enterprises Inc.	4.375%	9/15/2009	1,500	1,534
Coca-Cola Enterprises Inc.	5.25%	5/15/2007	1,982	2,080
Conagra, Inc.	7.50%	9/15/2005	3,820	3,990
Diageo Capital PLC	3.50%	11/19/2007	1,900	1,905
Diageo Capital PLC	3.375%	3/20/2008	5,400	5,379
Fred Meyer, Inc.	7.45%	3/1/2008	2,000	2,235
General Mills, Inc.	2.625%	10/24/2006	2,500	2,473
General Mills, Inc.	5.125%	2/15/2007	2,000	2,083
Gillette Co.	4.125%	8/30/2007	1,500	1,537
Gillette Co.	3.80%	9/15/2009	2,000	2,002
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	1,950	1,916
Hospira, Inc.	4.95%	6/15/2009	1,325	1,363
Imperial Tobacco	7.125%	4/1/2009	1,775	1,977
International Flavors & Fragrances	6.45%	5/15/2006	525	552
Kellogg Co.	6.00%	4/1/2006	2,750	2,876
Kellogg Co.	2.875%	6/1/2008	1,500	1,460
Kraft Foods, Inc.	4.625%	11/1/2006	5,000	5,145
Kraft Foods, Inc.	5.25%	6/1/2007	1,000	1,046
Kraft Foods, Inc.	4.00%	10/1/2008	1,000	1,005
Kroger Co.	7.25%	6/1/2009	1,500	1,693
Merck & Co.	5.25%	7/1/2006	2,000	2,081
Pepsico, Inc.	3.20%	5/15/2007	1,500	1,504
Pharmacia Corp.	5.75%	12/1/2005 (3)	6,000	6,217
Philip Morris Cos., Inc.	7.00%	7/15/2005	3,275	3,366
Philip Morris Cos., Inc.	7.65%	7/1/2008	175	191
Procter & Gamble Co.	4.75%	6/15/2007	5,025	5,238
Quest Diagnostic, Inc.	6.75%	7/12/2006	2,675	2,842
Safeway, Inc.	6.15%	3/1/2006	1,000	1,043
Safeway, Inc.	6.50%	11/15/2008	3,800	4,136
Tyson Foods, Inc.	7.25%	10/1/2006	2,000	2,144
Unilever Capital Corp.	6.875%	11/1/2005	2,500	2,618
UnitedHealth Group, Inc.	5.20%	1/17/2007	3,075	3,208
UnitedHealth Group, Inc.	3.375%	8/15/2007	900	901
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,225	1,232
Wyeth	4.375%	3/1/2008	1,500	1,532
Energy (0.8%)
Anadarko Petroleum Corp.	3.25%	5/1/2008	3,000	2,968
BP Canada Finance	3.375%	10/31/2007	2,000	2,004
BP Capital Markets PLC	2.35%	6/15/2006	1,500	1,492
BP Capital Markets PLC	2.75%	12/29/2006	700	697
BP Capital Markets PLC	2.625%	3/15/2007	3,300	3,271
Burlington Resources, Inc.	5.60%	12/1/2006	1,300	1,366
ChevronTexaco Capital Co.	3.50%	9/17/2007	8,000	8,069
Conoco Funding Co.	5.45%	10/15/2006	3,250	3,406
Conoco, Inc.	6.35%	4/15/2009	3,700	4,096
Devon Energy Corp.	2.75%	8/1/2006	1,500	1,489
Encana Corp.	4.60%	8/15/2009	1,250	1,281
Marathon Oil Corp.	5.375%	6/1/2007	1,750	1,835
Norsk Hydro	6.36%	1/15/2009	1,500	1,651
Occidental Petroleum	5.875%	1/15/2007	5,000	5,291
Petrobras International Finance	9.875%	5/9/2008	2,000	2,290
Pioneer Natural Resources Co.	6.50%	1/15/2008	1,000	1,085
Valero Energy Corp.	6.125%	4/15/2007	1,500	1,598
Technology (0.6%)
Computer Sciences Corp.	3.50%	4/15/2008	3,500	3,481
Deluxe Corp.	3.50%	10/1/2007 (2)	750	748
Eastman Kodak Co.	3.625%	5/15/2008	2,500	2,450
First Data Corp.	4.70%	11/1/2006	3,250	3,361
First Data Corp.	3.375%	8/1/2008	1,000	992
Hewlett-Packard Co.	5.75%	12/15/2006	5,500	5,802
Hewlett-Packard Co.	3.625%	3/15/2008	400	401
International Business Machines Corp.	4.875%	10/1/2006	5,000	5,188
International Business Machines Corp.	5.375%	2/1/2009	1,500	1,595
International Business Machines Corp.	4.375%	6/1/2009	3,100	3,179
SunGard Data Systems, Inc.	3.75%	1/15/2009	850	836
Texas Instruments, Inc.	6.125%	2/1/2006	3,100	3,236
Transportation (0.5%)
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,200	2,437
Canadian National Railway Co.	4.25%	8/1/2009	1,700	1,715
CSX Corp.	7.45%	5/1/2007	2,000	2,193
CSX Corp.	6.25%	10/15/2008	1,500	1,623
ERAC USA Finance Co.	7.35%	6/15/2008 (2)	1,600	1,792
Fedex Corp.	2.65%	4/1/2007	800	788
Fedex Corp.	3.50%	4/1/2009	575	565
Hertz Corp.	4.70%	10/2/2006	2,500	2,548
Mass Transit Railway Corp.	7.50%	2/4/2009	1,500	1,710
MISC Capital Ltd.	5.00%	7/1/2009 (2)	975	1,006
Norfolk Southern Corp.	7.35%	5/15/2007	305	334
Norfolk Southern Corp.	6.20%	4/15/2009	2,250	2,454
Norfolk Southern Corp.	5.257%	9/17/2014	1,595	1,577
Union Pacific Corp.	6.40%	2/1/2006	3,965	4,134
Union Pacific Corp.	3.875%	2/15/2009	1,000	995

				591,517

Utilities (1.5%)
Electric (1.3%)
Alabama Power Co.	7.125%	10/1/2007	5,000	5,532
American Electric Power Co., Inc.	6.125%	5/15/2006	2,450	2,568
CalEnergy Co., Inc.	7.63%	10/15/2007	2,175	2,403
Commonwealth Edison Co.	3.70%	2/1/2008	1,500	1,506
Consolidated Edison, Inc.	6.625%	12/15/2005	2,500	2,617
Constellation Energy Group, Inc.	6.35%	4/1/2007	3,300	3,526
Consumers Energy Co.	4.25%	4/15/2008	2,000	2,013
Consumers Energy Co.	4.80%	2/17/2009	1,000	1,030
DTE Energy Co.	6.45%	6/1/2006	3,250	3,417
Duke Energy Corp.	3.75%	3/5/2008	3,000	3,013
Entergy Gulf States	3.60%	6/1/2008	1,250	1,234
Florida Power & Light	6.875%	12/1/2005	2,150	2,255
FPL Group Capital, Inc.	3.25%	4/11/2006	1,500	1,509
FPL Group Capital, Inc.	7.625%	9/15/2006	1,570	1,703
National Rural Utilities Cooperative Finance Corp.	6.00%	5/15/2006	1,000	1,049
National Rural Utilities Cooperative Finance Corp.	6.50%	3/1/2007	7,100	7,627
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	700	706
Niagara Mohawk Power Corp.	7.75%	10/1/2008	1,000	1,135
NiSource Finance Corp.	3.20%	11/1/2006	3,000	2,998
Pacific Gas & Electric Co.	3.60%	3/1/2009	1,750	1,729
Pepco Holdings, Inc.	5.50%	8/15/2007	3,275	3,431
PPL Electric Utilities Corp.	6.25%	8/15/2009	2,000	2,186
Progress Energy, Inc.	6.75%	3/1/2006	1,500	1,575
Progress Energy, Inc.	6.05%	4/15/2007	2,500	2,637
PSEG Power Corp.	6.875%	4/15/2006	1,375	1,452
Public Service Co. of Colorado	4.375%	10/1/2008	1,600	1,634
Public Service Co. of New Mexico	4.40%	9/15/2008	1,250	1,264
Southern California Edison Co.	8.00%	2/15/2007	3,000	3,321
TXU Energy Co.	6.125%	3/15/2008	1,000	1,068
Virginia Electric & Power Co.	5.75%	3/31/2006	1,000	1,041
Virginia Electric & Power Co.	5.375%	2/1/2007	1,850	1,927
Natural Gas (0.2%)
Consolidated Natural Gas	5.375%	11/1/2006	3,600	3,759
HNG Internorth	9.625%	3/15/2006 **	1,500	390
KN Energy, Inc.	6.80%	3/1/2008	1,500	1,638
Sempra Energy	6.95%	12/1/2005	2,000	2,094
Yosemite Security Trust	8.25%	11/15/2004 (2)**	3,225	1,153

				80,140

TOTAL CORPORATE BONDS
(Cost $1,295,186)				1,307,824

SOVEREIGN BONDS (U.S. Dollar-Denominated) (7.6%)

African Development Bank	3.25%	8/1/2008	1,500	1,496
Asian Development Bank	4.875%	2/5/2007	11,000	11,473
Bayerische Landesbank	6.625%	6/25/2007	2,500	2,712
Bayerische Landesbank	2.875%	10/15/2008	1,800	1,747
Canadian Government	6.375%	7/21/2005	3,000	3,100
Canadian Government	6.75%	8/28/2006	700	753
Canadian Government	5.25%	11/5/2008	3,000	3,214
Canadian Mortgage & Housing	2.95%	6/2/2008	2,000	1,976
Eksportfinans	4.375%	7/15/2009	3,000	3,078
European Bank for Reconstruction & Development	5.375%	6/15/2006	2,000	2,088
European Investment Bank	3.00%	8/15/2006	5,000	5,036
European Investment Bank	4.875%	9/6/2006	17,500	18,175
European Investment Bank	7.125%	9/18/2006	2,000	2,161
European Investment Bank	4.625%	3/1/2007	14,500	15,076
European Investment Bank	2.375%	6/15/2007	10,000	9,836
European Investment Bank	3.00%	6/16/2008	5,525	5,484
European Investment Bank	3.375%	3/16/2009	6,925	6,886
Export Development Canada	4.00%	8/1/2007	3,250	3,315
Export-Import Bank of Korea	7.10%	3/15/2007	500	539
Export-Import Bank of Korea	4.50%	8/12/2009	3,000	3,032
Federation of Malaysia	8.75%	6/1/2009	4,350	5,204
Hellenic Republic	6.95%	3/4/2008	3,075	3,419
Instituto de Credito Oficial	6.00%	5/19/2008	5,000	5,437
Inter-American Development Bank	5.375%	1/18/2006	4,000	4,146
Inter-American Development Bank	6.125%	3/8/2006	3,225	3,386
Inter-American Development Bank	6.625%	3/7/2007	2,375	2,577
Inter-American Development Bank	6.375%	10/22/2007	4,325	4,720
Inter-American Development Bank	3.375%	3/17/2008	5,500	5,518
Inter-American Development Bank	5.625%	4/16/2009	3,500	3,799
International Bank for Reconstruction & Development	5.00%	3/28/2006	5,000	5,177
International Bank for Reconstruction & Development	6.625%	8/21/2006	3,000	3,220
International Bank for Reconstruction & Development	4.375%	9/28/2006	10,750	11,109
International Bank for Reconstruction & Development	4.125%	6/24/2009	2,000	2,048
International Finance Corp.	5.25%	5/2/2006	5,000	5,203
International Finance Corp.	3.00%	4/15/2008	1,650	1,644
International Finance Corp.	3.75%	6/30/2009	1,500	1,512
KFW International Finance, Inc.	2.50%	10/17/2005	18,000	18,032
KFW International Finance, Inc.	4.75%	1/24/2007	11,000	11,442
Korea Development Bank	6.75%	12/1/2005	2,035	2,125
Korea Development Bank	5.25%	11/16/2006	2,630	2,731
Korea Development Bank	3.875%	3/2/2009	525	518
Korea Development Bank	4.75%	7/20/2009	2,575	2,623
Kredit Fuer Wiederaufbau	2.375%	9/25/2006	2,900	2,879
Kredit Fuer Wiederaufbau	3.25%	7/16/2007	9,000	9,028
Kredit Fuer Wiederaufbau	3.375%	1/23/2008	2,000	2,006
Kredit Fuer Wiederaufbau	3.25%	3/30/2009	2,500	2,467
Landwirtschaft Rentenbank	3.375%	11/15/2007	6,200	6,230
Landwirtschaft Rentenbank	3.25%	6/16/2008	1,700	1,691
Landwirtschaft Rentenbank	3.875%	9/4/2008	3,500	3,553
Nordic Investment Bank	3.125%	4/24/2008	3,350	3,330
Oesterreich Kontrollbank	5.50%	1/20/2006	6,370	6,610
Oesterreich Kontrollbank	5.125%	3/20/2007	2,500	2,624
Ontario Hydro Electric	6.10%	1/30/2008	2,000	2,162
Pemex Project Funding Master Trust	7.875%	2/1/2009 (3)	4,750	5,301
Pemex Project Funding Master Trust	8.50%	2/15/2008	4,950	5,561
People's Republic of China	7.30%	12/15/2008	2,000	2,272
Province of British Columbia	4.625%	10/3/2006	1,085	1,123
Province of British Columbia	5.375%	10/29/2008	2,000	2,147
Province of Manitoba	4.25%	11/20/2006	2,500	2,569
Province of New Brunswick	3.50%	10/23/2007	3,500	3,524
Province of Ontario	6.00%	2/21/2006	5,000	5,222
Province of Ontario	3.35%	7/16/2007	2,075	2,080
Province of Ontario	3.50%	9/17/2007	7,500	7,543
Province of Ontario	5.50%	10/1/2008	6,000	6,436
Province of Quebec	7.00%	1/30/2007	978	1,064
Province of Quebec	5.75%	2/15/2009	6,200	6,709
Republic of Chile	5.625%	7/23/2007	3,000	3,163
Republic of Finland	5.875%	2/27/2006	1,750	1,831
Republic of Finland	4.75%	3/6/2007	2,675	2,788
Republic of Italy	2.50%	3/31/2006	4,000	3,993
Republic of Italy	4.375%	10/25/2006	10,000	10,287
Republic of Italy	2.75%	12/15/2006	8,350	8,314
Republic of Italy	3.625%	9/14/2007	17,900	18,121
Republic of Italy	3.75%	12/14/2007	2,000	2,030
Republic of Italy	3.25%	5/15/2009	7,500	7,375
Republic of Korea	8.875%	4/15/2008	6,500	7,616
Republic of South Africa	8.375%	10/17/2006	2,650	2,905
Republic of South Africa	9.125%	5/19/2009	3,000	3,563
Swedish Export Credit	2.875%	1/26/2007	2,050	2,047
United Mexican States	9.875%	1/15/2007	8,850	10,067
United Mexican States	8.625%	3/12/2008	1,500	1,718
United Mexican States	4.625%	10/8/2008	2,100	2,122
United Mexican States	10.375%	2/17/2009	1,000	1,232
United Mexican States	9.875%	2/1/2010	3,500	4,319

TOTAL SOVEREIGN BONDS
(Cost $392,703)				394,389

TEMPORARY CASH INVESTMENT (5.6%)			Shares

Vanguard Market Liquidity Fund, 1.74%†
(Cost $292,651)			292,650,969	292,651

TOTAL INVESTMENTS (104.3%)
(Cost $5,411,273)				5,426,036

OTHER ASSETS AND LIABILITIES--NET (-4.3%)				(223,543)

NET ASSETS (100%)				$5,202,493

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
**Non-income-producing security — security in default.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of these securities was $25,737,000, representing 0.5% of net assets.
(3)Adjustable-rate note.
†Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2004, the cost of investment securities for tax purposes was $5,411,273,000. Net unrealized appreciation of investment securities for tax purposes was $14,763,000, consisting of unrealized gains of $35,126,000 on securities that had risen in value since their purchase and $20,363,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.